SCHEDULE OF INTANGIBLE ASSETS AND GOODWILL (Details)	6 Months Ended
Mar. 31, 2026 USD ($)
Intangible Asset, Finite-Lived [Line Items]
Balance as of September 30, 2025
Additions from business combinations	1,694,618
Balance as of March 31, 2026	1,694,618
Balance as of September 30, 2025
Additions	(39,300)
Balance as of March 31, 2026	(39,300)
Balance as of September 30, 2025
Balance as of March 31, 2026	1,655,318
Goodwill [Member]
Intangible Asset, Finite-Lived [Line Items]
Balance as of September 30, 2025
Additions from business combinations	1,223,018
Balance as of March 31, 2026	1,223,018
Balance as of September 30, 2025
Additions
Balance as of March 31, 2026
Balance as of September 30, 2025
Balance as of March 31, 2026	1,223,018
Customer Relationship [Member]
Intangible Asset, Finite-Lived [Line Items]
Balance as of September 30, 2025
Additions from business combinations	471,600
Balance as of March 31, 2026	471,600
Balance as of September 30, 2025
Additions	(39,300)
Balance as of March 31, 2026	(39,300)
Balance as of September 30, 2025
Balance as of March 31, 2026	$ 432,300